Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Schedule of operating segment results

		Adjusted
	Revenue	EBITDA
Three Months Ended June 30, 2021
Fresh	$16,906	$165
Ingredients	22,724	(6,409)
Unallocated and other	62	(9,530)
Total segment results	$39,692	$(15,774)

Adjustments to reconcile consolidated loss from operations to adjusted EBITDA:

Consolidated loss from operations	$(24,609)
Depreciation and amortization	2,839
Stock-based compensation	709
Other nonrecurring costs, including acquisition costs	527
South America seed production costs	2,805
Non-recurring public company readiness costs	1,955
Total Adjusted EBITDA	$(15,774)

		Adjusted
	Revenue	EBITDA
Three Months Ended June 30, 2020
Fresh	$12,174	$895
Ingredients	17,819	(2,557)
Unallocated and other	1,035	(6,715)
Total segment results	$31,028	$(8,377)

Adjustments to reconcile consolidated loss from operations to adjusted EBITDA:

Consolidated loss from operations	$(10,285)
Depreciation and amortization	1,632
Stock-based compensation	217
Other nonrecurring costs, including acquisition costs	59
Total Adjusted EBITDA	$(8,377)

		Adjusted
	Revenue	EBITDA
Six Months Ended June 30, 2021
Fresh	$34,470	$(172)
Ingredients	36,919	(13,197)
Unallocated and other	105	(17,252)
Total segment results	$71,494	$(30,621)

19. Segment Information (continued)

Adjustments to reconcile consolidated loss from operations to adjusted EBITDA:

Consolidated loss from operations	$(44,900)
Depreciation and amortization	5,430
Stock-based compensation	1,356
Other nonrecurring costs, including acquisition costs	527
South America seed production costs	2,805
Non-recurring public company readiness costs	4,161
Total Adjusted EBITDA	$(30,621)

		Adjusted
	Revenue	EBITDA
Six Months Ended June 30, 2020
Fresh	$31,945	$2,473
Ingredients	29,554	(4,625)
Unallocated and other	1,115	(15,596)
Total segment results	$62,614	$(17,748)

Adjustments to reconcile consolidated loss from operations to adjusted EBITDA:

Consolidated loss from operations	$(21,340)
Depreciation and amortization	3,029
Stock-based compensation	504
Other nonrecurring costs, including acquisition costs	59
Total Adjusted EBITDA	$(17,748)

		Adjusted
Year Ended December 31, 2020	Revenue	EBITDA
Fresh	$55,278	$218
Ingredients	58,566	(7,999)
Unallocated and other	504	(38,690)
Total segment results	$114,348	$(46,471)

Adjustments to reconcile adjusted EBITDA to consolidated loss from operations:

Total Adjusted EBITDA	$(46,471)
Depreciation and amortization	(7,504)
Stock-based compensation	(1,010)
Impairment of goodwill	(4,832)
Consolidated loss from operations	$(59,817)

		Adjusted
Year Ended December 31, 2019	Revenue	EBITDA
Fresh	$28,573	$(1,253)
Ingredients	49,193	2,239
Unallocated and other	1,757	(36,247)
Total segment results	$79,523	$(35,261)

Adjustments to reconcile adjusted EBITDA to consolidated loss from operations:

Total Adjusted EBITDA	$(35,261)
Depreciation and amortization	(3,790)
Stock-based compensation	(644)
Acquisition related costs	(4,010)
Consolidated loss from operations	$(43,705)

		Adjusted
Year Ended December 31, 2018	Revenue	EBITDA
Fresh	$—	$—
Ingredients	709	15
Unallocated and other	3,560	(17,508)
Total segment results	$4,269	$(17,493)

Adjustments to reconcile adjusted EBITDA to consolidated loss from operations:

Total Adjusted EBITDA	$(17,493)
Depreciation and amortization	(707)
Stock-based compensation	(213)
Acquisition related costs	(526)
Consolidated loss from operations	$(18,939)